Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
LONG-TERM DEBT
NOTE 17:	LONG-TERM DEBT

	As of December 31,	As of December 31,
	2023	2022
Equipment financing	4,022	47,020
Vehicle loans	—	127
Total long-term debt	4,022	47,147
Less current portion of long-term debt	(4,022)	(43,054)
Non-current portion of long-term debt	—	4,093

Movement in long-term debt is as follows:

	As of December 31,	As of December 31
	2023	2022
Balance as of January 1,	47,147	11,167
Issuance of long-term debt	—	67,201
Payments	(33,233)	(38,532)
Gain on extinguishment of long-term debt	(12,580)	—
Interest on long-term debt	2,688	7,311
Balance as of period end	4,022	47,147

a.	Equipment financing activity

Repayment of Foundry Loans #2, #3 and #4

In April and May 2021, the Company entered into four loan agreements for the acquisition of 2,465 WhatsMiner Miners referred to as “Foundry Loans #1, #2, #3 and #4.” During 2022, Foundry Loan #1 matured and was fully repaid. In January 2023, the principal amounts of the remaining Foundry Loans #2, #3 and #4 were fully repaid before their maturity date with forgiveness of prepayment penalties totaling $829.

Settlement of the loan with BlockFi Lending LLC (“BlockFi”)

In February 2022, Backbone Mining entered into an equipment financing agreement for gross proceeds of $32,000 collateralized by 6,100 Bitmain S19j Pro Miners referred to as the “BlockFi Loan”. The net proceeds received by the Company were $30,994 after capitalizing origination, closing and other transaction fees of $1,006.

In December 2022, Backbone Mining ceased making installment payments, which constituted a default under the loan agreement, and the BlockFi Loan was classified as current.

On February 8, 2023, BlockFi and the Company negotiated a settlement of the loan in its entirety with a then outstanding debt balance of $20,330 for cash consideration of $7,750, discharging Backbone Mining of all further obligations and resulting in a gain on extinguishment of long-term debt of $12,580 recognized in Net financial expenses (income) in the consolidated statements of profit or loss and comprehensive profit or loss during the year ended December 31, 2023. Upon settlement, all of Backbone Mining’s assets, including the 6,100 Miners collateralizing the loan, were unencumbered.

NYDIG Loan

In June 2022, Backbone entered into an equipment financing agreement, referred to as the “NYDIG Loan”, for gross proceeds of $36,860 collateralized by 10,395 WhatsMiner M30S Miners. The net proceeds received by the Company were $36,123, net of origination and closing fees of $737. As part of the agreement, the Company is required to maintain in a segregated wallet an approximate quantity of BTC whose value equates to at least one month of interest and principal payments on the outstanding loan. The Company pledged 50 BTC as collateral with a fair market value of $2,101 as of December 31, 2023. The pledged BTC is held in a segregated Coinbase Custody account, which BTC is owned by the Company unless there is an event of default under the NYDIG Loan.

b.	Summary of equipment financing

As of December 31, 2023, the Company’s equipment financing consisted only of the NYDIG Loan. The NYDIG Loan balance and the net book value (“NBV”) of its related collateral, as of December 31, 2023, are as follows:

	Maturity date	Stated rate	Effective rate*	Monthly repayment ($)	Long-term debt balance ($)	NBV of Collateral ($)	Collateral**
NYDIG Loan	February 2024	12.0%	14.4%	2,043	4,022	21,840	10,395

*Represents the implied interest rate after capitalizing financing and origination fees.

**Represents the quantity of WhatsMiners received in connection with the equipment financing and pledged as collateral for the related loan.

During 2024, the NYDIG Loan balance was fully repaid, and the Company’s 10,395 Miners collateralizing the loan and BTC pledged as collateral became unencumbered.